PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Property, plant and equipment, net
Gross property, plant and equipment	$ 528	$ 459
Less: Accumulated depreciation and amortization	(452)	(374)
Property, plant and equipment, net	76	85	$ 57
Depreciation expense	78	102
Medical Equipment
Property, plant and equipment, net
Gross property, plant and equipment	401	347
Computer Equipment
Property, plant and equipment, net
Gross property, plant and equipment	43	43
Furniture and Fixtures
Property, plant and equipment, net
Gross property, plant and equipment	$ 84	$ 69